Trade and other receivables	6 Months Ended
Dec. 31, 2025
Text block [abstract]
Trade and other receivables
Note 5. Trade and other receivables

	Consolidated
	December 2025 $	June 2025 $
Current assets
Deposits held	7,687	7,687
BAS receivable	307,852	90,224

	315,539	97,911

Non-current assets
Corporate credit card deposit	40,000	40,000

	355,539	137,911